FORM N-SAR-U
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:           /  /   (a)
         or fiscal year ending:             12/31/03 (b)

Is this a transition report? (Y/N)  N
                                   ---

Is this an amendment to a previous filing?  (Y/N)    N
                                                    ---


Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.    A.    Registrant Name:  Jefferson National Life Annuity Account G

      B.    File Number: 811-07501

      C.    Telephone Number:  502-587-7626

2.    A.    Street: 9920 Corporate Campus Drive, Suite 1000

      B.    City: Louisville   C. State: KY    D. Zip Code: 40223   Zip Ext:

      E.    Foreign Country:                   Foreign Postal Code:

3.    Is this the first filing on this form by Registrant? (Y/N)            N
                                                                           ---

4.    Is this the last filing on this form by Registrant? (Y/N)             N
                                                                           ---

5.    Is Registrant a small  business  investment  company  (SBIC)?  (Y/N)  N
      [If answer is "Y" (Yes), complete only items 89 through 110.]        ---

6.    Is Registrant a unit investment trust (UIT)? (Y/N)                    Y
      [If answer is "Y" (Yes) complete only items 111 through 132.]        ---

      7.    A.    Is Registrant a series or multiple portfolio
                  company? (Y/N)                                           ---

                  [If answer is "N" (No), go to item 8.]

            B. How many separate series or portfolios did Registrant have at the end of the period? _____


NSAR-U 2004                            1
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                                                  -------------------------
                                                   If filing more than one
                                                   Page 47, "X" box: [ ]
                                                  -------------------------


For period ending      12/31/03
                  ------------------

File number 811-07501
                ------------

UNIT INVESTMENT TRUSTS

111.     A.  [ ]  Depositor Name: Jefferson National Life Insurance Company
                                  ----------------------------------------------
         B.  [ ]  File Number (If any):
                                       -----------------------------------------
         C.  [ ]  City: Louisville   State: KY   Zip Code: 40223   Zip Ext.:
                        ------------       -----           -------          ----
             [ ]  Foreign Country:                Foreign Postal Code:
                                  ---------------                     ----------
111.     A.  [ ]  Depositor Name:
                                 -----------------------------------------------
         B.  [ ]  File Number (If any):
                                       -----------------------------------------
         C.  [ ]  City:               State:      Zip Code:        Zip Ext.:
                       ---------------      -----          -------         -----
             [ ]  Foreign Country:                Foreign Postal Code:
                                  ---------------                     ----------
112.     A.  [ ]  Sponsor Name:  Jefferson National Life Insurance Company
                                 -----------------------------------------------
         B.  [ ]  File Number (If any):
                                       -----------------------------------------
         C.  [ ]  City: Louisville   State: KY   Zip Code: 40223   Zip Ext.:
                        ------------       -----           -------          ----
             [ ]  Foreign Country:                Foreign Postal Code:
                                  ---------------                     ----------
112.     A.  [ ]  Sponsor Name:
                               -------------------------------------------------
         B.  [ ]  File Number (If any):
                                       -----------------------------------------
         C.  [ ]  City:               State:      Zip Code:        Zip Ext.:
                       ---------------      -----          -------         -----
             [ ]  Foreign Country:                Foreign Postal Code:
                                  ---------------                     ----------

                                       2
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                                                     If filing more than one
                                                     Page 48, "X" box: [ ]
                                                  ------------------------------
For period ending    12/31/03

File number 811-07501

113.  A. [/]     Trustee Name:

      B. [/]      City:               State:      Zip Code:        Zip Ext.:
                       ---------------      -----          -------         -----
         [/]      Foreign Country:                Foreign Postal Code:
                                  ---------------                     ----------
113.  A. [/]      Trustee Name:
                               -------------------------------------------------
      B. [/]      City:               State:      Zip Code:        Zip Ext.:
                       ---------------      -----          -------         -----
         [/]      Foreign Country:                Foreign Postal Code:
                                  ---------------                     ----------
114.  A. [ ]      Principal Underwriter Name:  Inviva Securities Corporation
                                               ---------------------------------
      B. [ ]      File Number 8-51845
                                -----
      C. [ ]      City: Louisville   State: KY   Zip Code: 40223   ZipExt.:
                        ------------       -----           -------         -----
         [ ]      Foreign Country:                Foreign Postal Code:
                                  ---------------                     ----------
114.  A. [ ]      Principal Underwriter Name:
                                               ---------------------------------
      B. [ ]      File Number 8-
                                ------
      C. [ ]      City:               State:      Zip Code:        Zip Ext.:
                       ---------------      -----          -------         -----
         [ ]      Foreign Country:                Foreign Postal Code:
                                  ---------------                     ----------
115.  A. [/]      Independent Public Accountant Name:
                                                       -------------------------
      B. [/]      City:               State:      Zip Code:        Zip Ext.:
                       ---------------      -----          -------         -----
         [/]      Foreign Country:                Foreign Postal Code:
                                  ---------------                     ----------
115.  A. [/]      Independent Public Accountant Name:
                                                       -------------------------
      B. [/]      City:               State:      Zip Code:        Zip Ext.:
                       ---------------      -----          -------         -----
         [/]      Foreign Country:                Foreign Postal Code:
                                  ---------------                     ----------

                                       3
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                                                  ------------------------------
                                                      If filing more than one
                                                      Page 49, "X" box: [ ]
                                                  ------------------------------

For period ending  12/31/03
                  ----------
File number 811-07501
           -----------

116.   Family of investment companies information:

       A.     [/]    Is Registrant part of a family of investment companies?
                     (Y/N) ________                                         ____
                                                                             Y/N

       B.     [/]    Identify the family in 10 letters: ___________________
                     (Note: In filing this form, use this identification consistently for all investment companies in family.
                     This designation is for purposes of this form only.)

117.   A.     [/]    Is Registrant a separate account of an insurance
                     company? (Y/N) _______                                 ____
                                                                             Y/N

       If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

       B.     [/]   Variable annuity contracts?  (Y/N) ________            ____
                                                                            Y/N

       C.     [/]   Scheduled premium variable life contracts?             ____
                    (Y/N) ________                                          Y/N

                                                                           ____
       D.     [/]   Flexible premium variable life contracts?               Y/N
                    (Y/N) ________

                                                                           ____
       E.     [/]   Other types of insurance products registered under      Y/N
                    the Securities Act of 1933?  (Y/N) ________

118.   [/]    State the number of series existing at the end of the
              period that had securities registered under the Securities
              Act of 1933 ______________________________                    ____

119.   [/]    State the number of new series for which registration
              statements under the Securities Act of 1933 became
              effective during the period _________________________         ____

120.   [/]    State the total value of the portfolio securities on the
              date of deposit for the new series included in item 119
              ($000's omitted) ___________________________                $ ____

121.   [/]    State the number of series for which a current prospectus
              was in existence at the end of the period
              __________________________________________                    ____

122.   [/]    State the number of existing series for which additional
              units were registered under the Securities Act of 1933
              during the current period _____________________               ____

                                       4
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                                                      If filing more than one
                                                      Page 50, "X" box: [ ]
                                                  ------------------------------

For period ending  12/31/03
                  ----------
File number 811-07501
           -----------

123.   [/]   State the total value of the additional units considered in answering item 122 ($000's omitted)
             _____________________________________________              $ ______

124.   [/]   State the total value of units of prior series that were
             placed in the portfolios of subsequent series during the
             current period (the value of these units is to be measured on the date they were placed in the subsequent series)
             ($000's omitted) ________________________                  $ ______

125.   [/]   State the total dollar amount of sales loads collected
             (before reallowances to other brokers or dealers) by
             Registrant's principal underwriter and any underwriter
             which is an affiliated person of the principal
             underwriter during the current period solely from the
             sale of units of all series of Registrant ($000's
             omitted) ___________________________________               $ ______

126.         Of the amount shown in item 125, state the total dollar
             amount of sales loads collected from secondary market
             operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in
             the portfolio of a subsequent series.) ($000's omitted)    $ ______

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                       Number of   Total Assets   Total Income
                                        Series        ($000's     Distributions
                                       Investing     Omitted)    $000'S Omitted)
                                       ---------     --------    ---------------

A.  U.S. Treasury direct issue                       $                $
                                         --------      --------         --------
B.  U.S. Government agency                           $                $
                                         --------      --------         --------
C.  State and municipal tax-free                     $                $
                                         --------      --------         --------
D.  Public utility debt                              $                $
                                         --------      --------         --------
E.  Brokers or dealers debt or debt
    of brokers' or dealers' parent                   $                $
                                         --------      --------         --------
F.  All other corporate intermed.                    $                $
    & long-term debt                     --------      --------         --------
G.  All other corporate short-term debt              $                $
                                         --------      --------         --------
H.  Equity securities of brokers or
    dealers or parents of brokers                    $                $
    or dealers                           --------      --------         --------

I.  Investment company equity securities             $                $
                                         --------      --------         --------

J.  All other equity securities               1      $ 9,072          $ 476
                                         --------      --------         --------

K.  Other securities                                 $                $
                                         --------      --------         --------
L.  Total assets of all series
    of registrant                             1      $ 9,072          $ 476
                                         --------      --------         --------


                                       5
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                                                  ------------------------------
                                                      If filing more than one
                                                      Page 51, "X" box: [ ]
                                                  ------------------------------

For period ending  12/31/03
                  ----------
File number 811-07501
           -----------

128.  [/]    Is the timely payment of principal and interest on any
             of the portfolio securities held by any of Registrant's
             series at the end of the current period insured or
             guaranteed by an entity other than the issuer?
             (Y/N) _______                                                  ____
                                                                             Y/N
             [If answer is "N" (No), go to item 131.] Y/N

129.  [/]    Is the issuer of any instrument covered in item 128
             delinquent or in default as to payment of principal or
             interest at the end of the current period? (Y/N) _______       ____
                                                                             Y/N
             [If answer is "N" (No), go to item 131.]

130.  [/]    In computations of NAV or offering price per unit, is
             any part of the value attributed to instruments
             identified in item 129 derived from insurance or
             guarantees? (Y/N) _______
                                                                            ____
                                                                             Y/N
131.         Total expenses incurred by all series of Registrant
             during the current reporting period ($000's omitted)
             ________________________________________                     $952
                                                                           -----

132.  [/]    List the "811" (Investment Company Act of 1940)
             registration number for all Series of Registrant that are being included in this filing:

       811 - ______   811 - ______   811 - ______    811 - ______   811 - ______

       811 - ______   811 - ______   811 - ______    811 - ______   811 - ______

       811 - ______   811 - ______   811 - ______    811 - ______   811 - ______

       811 - ______   811 - ______   811 - ______    811 - ______   811 - ______

       811 - ______   811 - ______   811 - ______    811 - ______   811 - ______

       811 - ______   811 - ______   811 - ______    811 - ______   811 - ______

       811 - ______   811 - ______   811 - ______    811 - ______   811 - ______

       811 - ______   811 - ______   811 - ______    811 - ______   811 - ______

       811 - ______   811 - ______   811 - ______    811 - ______   811 - ______

This report is signed on behalf of the registrant (or depositor or trustee).

 City of: Louisville       State of: Kentucky        Date:  February 27, 2004
          ----------                                        -----------------

(Name of Registrant, Depositor, or Trustee): Jefferson National Life Insurance Company
                                             -------------------------------------------


By:  /s/ Shane W. Gleeson                    Witness:  /s/Craig A. Hawley
     ----------------------------------                ----------------------------------
     (Name and Title)  Shane W. Gleeson                (Name and Title)  Craig A. Hawley
                       President                                         General Counsel & Secretary